Taxation - Additional Information (Detail) - GBP (£) £ in Millions		6 Months Ended
	Mar. 03, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [line items]
Effective tax rate on reported (loss)/profit before taxation		27.20%	(0.30%)
Increase In UK Corporation Tax Rate | Bottom of range [member]
Disclosure Of Income Taxes [line items]
Percentage of increase in corporate tax rate	19.00%
Increase In UK Corporation Tax Rate | Top of range [member]
Disclosure Of Income Taxes [line items]
Percentage of increase in corporate tax rate	25.00%
United Kingdom [member]
Disclosure Of Income Taxes [line items]
Effective Date from which increase in corporate tax rate is applicable	Apr. 01, 2023
Deferred tax credit		£ 27.0